Note 9 - Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares Available for Grant	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balances at December 31, 2016	11,144,000	7,019,600	$0.95	$3,896,235
Granted	(40,000)	40,000	1.01
Exercised	—	(220,000)	0.13
Cancelled	—	—	—
Balances at June 30, 2017	11,104,000	6,839,600	$0.98	$4,942,745

	Shares Underlying Options	Weighted Average Exercise Price Per Share
Options outstanding at December 31, 2014	5,487,752	$0.24
Granted	5,340,000	0.32
Exercised	(2,590,536)	0.20
Cancelled	(4,773,616)	0.22
Forfeitures	—	—
Options outstanding at December 31, 2015	3,463,600	$0.27
Granted	3,856,000	1.51
Exercised	—	—
Cancelled	(300,000)	0.32
Forfeitures	—	—
Options outstanding at December 31, 2016	7,019,600	$0.95

Options exercisable at December 31, 2016	4,035,600	$0.54

Schedule of Nonvested Share Activity [Table Text Block]
	Shares Under Option	Weighted Average Grant-Date Fair Value
Unvested at December 31, 2015	—	$—
Granted	3,856,000	0.95
Vested	(872,000)	0.95
Forfeitures	—	—
Unvested at December 31, 2016	2,984,000	$0.95

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
				Weighted Average			Weighted Average
				Remaining	Weighted		Remaining
Per Share				Contractual	Average	Options	Contractual
Exercise Price			Shares	Life (Years)	Exercise Price	Exercisable	Life (Years)
$0.09	–	0.11	383,600	5.34	$0.10	383,600	5.34
0.23	–	0.25	420,000	6.62	0.25	420,000	6.62
	0.32		2,140,000	7.68	0.32	2,140,000	7.68
	1.01		40,000	4.53	1.01	—	—
	1.51		3,856,000	9.01	1.51	1,798,000	9.35
			6,839,600	8.26	$0.98	4,741,600	8.03

			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
				Weighted Average			Weighted Average
				Remaining	Weighted		Remaining
Per Share				Contractual	Average	Options	Contractual
Exercise Price			Shares	Life (Years)	Exercise Price	Exercisable	Life (Years)
$ 0.09	–	0.11	563,600	5.85	$0.10	563,600	5.85
0.23	–	0.25	460,000	7.11	0.25	460,000	7.11
	0.32		2,140,000	8.17	0.32	2,140,000	8.17
	1.51		3,856,000	9.51	1.51	872,000	9.75
			7,019,600	8.07	$0.95	4,035,600	8.07

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2017			2016
Common stock fair value	$1.01	–	$2.98	n/a
Risk-free interest rate	1.43%	-	1.93%	n/a
Expected dividend yield		0%		n/a
Expected option life (years)	2.50	-	5.0	n/a
Expected stock price volatility	75.0	–	78.0%	n/a

	2016			2015
Common stock fair value		$1.51			$0.32
Risk-free interest rate	1.56%	-	2.04%	1.57%	-	1.61%
Expected dividend yield		0%			0%
Expected option life (years)	3.5	-	5.75		5.0
Expected stock price volatility		75.0%		62.60%	–	64.59%